Income Taxes - Provision for income taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current tax:
Canada	$ (0.7)	$ 0.0
Current tax recovery	(0.7)	0.0	[1]
Deferred tax expense:
Canada	254.4	415.1
Deferred	254.4	415.1	[1]
Income tax expense	$ 253.7	$ 415.1

[1]	Comparative period revised to reflect current period presentation. See Note 9 - "Discontinued Operations" for additional information.